SCHEDULE OF FUTURE MINIMUM OPERATING LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Remainder of fiscal year	$ 48,442
Year 1	43,072	$ 48,435
Year 2	22,487	48,435
Year 3		37,710
Thereafter		15,741
Total minimum lease liabilities payment	114,001	150,321
Less: imputed interest	(12,466)	(20,371)
Present value of lease liabilities	101,535	129,950	$ 741,623
Current liabilities	40,877	38,311	24,881
Non-current liabilities	$ 60,658	$ 91,639	$ 4,602